S000031366 [Member] Investment Objectives and Goals - S000031366 [Member]	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Minnesota Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from Minnesota state and local tax.